Note 19 - Other Current Liabilities - Other Current Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Accrued personnel expenses		$ 11,985	$ 10,472
Trading liability (1)	[1]	744
Customer deposits			2,694
Other current liabilities		310	1,976
Total		$ 13,040	$ 15,142

[1]	See Note 16 for additional information.